Restructuring expenses	12 Months Ended
Dec. 31, 2017
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the ongoing implementation of the revised Group strategy, restructuring expenses of CHF 455 million, CHF 540 million and CHF 355 million were recognized in 2017, 2016 and 2015, respectively. Restructuring expenses primarily include termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	2017	2016	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	59	60	42
International Wealth Management	70	54	36
Asia Pacific	63	53	3
Global Markets	150	217	96
Investment Banking & Capital Markets	42	28	22
Strategic Resolution Unit	57	121	156
Corporate Center	14	7	0
Total restructuring expenses	455	540	355
Restructuring expenses by type
in	2017	2016	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	343	385	309
of which severance expenses	192	218	191
of which accelerated deferred compensation	102	140	87
of which pension expenses	49	27	31
General and administrative-related expenses	112	155	46
Total restructuring expenses	455	540	355
Restructuring provision
in	2017			2016			2015
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	217	94	311	187	12	199	0	0	0
Net additional charges [1]	192	88	280	218	137	355	191	46	237
Utilization	(213)	(72)	(285)	(188)	(55)	(243)	(4)	(34)	(38)
Balance at end of period	196	110	306	217	94	311	187	12	199
1
The following items for which expense accretion was accelerated in 2017, 2016 and 2015 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 71 million, CHF 34 million and CHF 23 million, respectively; unsettled pension obligations of CHF 49 million, CHF 27 million and CHF 31 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled cash-based deferred compensation of CHF 31 million, CHF 106 million and CHF 64 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 24 million, CHF 18 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
> Refer to “Note 12 – Restructuring expenses” in VI – Consolidated financial statements – Credit Suisse Group for further information.
In connection with the ongoing implementation of the revised Bank strategy, restructuring expenses of CHF 396 million, CHF 513 million and CHF 325 million were recognized in 2017, 2016 and 2015, respectively.
Restructuring expenses by segment
in	2017	2016	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	59	60	42
International Wealth Management	70	54	36
Asia Pacific	63	53	3
Global Markets	150	217	96
Investment Banking & Capital Markets	42	28	22
Strategic Resolution Unit	57	121	156
Corporate Center	14	7	0
Adjustments [1]	(59)	(27)	(30)
Total restructuring expenses	396	513	325
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2017	2016	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	286	358	279
of which severance expenses	188	218	191
of which accelerated deferred compensation	98	140	87
of which pension expenses	0	0	1
General and administrative-related expenses	110	155	46
Total restructuring expenses	396	513	325
Restructuring provision
in	2017			2016			2015
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	217	94	311	187	12	199	0	0	0
Net additional charges [1]	188	86	274	218	137	355	191	46	237
Utilization	(214)	(70)	(284)	(188)	(55)	(243)	(4)	(34)	(38)
Balance at end of period	191	110	301	217	94	311	187	12	199
1
The following items for which expense accretion was accelerated in 2017, 2016 and 2015 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 67 million, CHF 34 million and CHF 23 million, respectively; unsettled pension obligations of CHF 0 million, CHF 0 million and CHF 1 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled cash-based deferred compensation of CHF 31 million, CHF 106 million and CHF 64 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 24 million, CHF 18 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.